Consolidated Statement of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Profit before taxes	€ 1,159	€ 719	€ 644
Adjustments to reconcile profit before tax to net cash flows from operating activities:
Depreciation	443	333	221
Amortisation of intangible assets	47	39	26
Share-based payment expense	14	42	39
Finance costs, net	100	123	110
Income taxes paid	(247)	(187)	(124)
Changes in assets and liabilities, net of acquisition amounts:
Decrease/(increase) in trade and other receivables	108	87	68
Decrease/(increase) in inventories	16	61	9
Increase/(decrease) in trade and other payables	142	155	(91)
Increase/(decrease) in provisions	(67)	37	(5)
Change in other operating assets and liabilities	(92)	(165)	25
Net cash flows from operating activities	1,623	1,244	922
Cash flows from investing activities:
Purchases of property, plant and equipment	(484)	(459)	(292)
Purchases of capitalised software	(36)	(38)	(21)
Proceeds from sales of property, plant and equipment	32	12	12
Settlement of net investment hedges	0	(8)	29
Cash from acquisition of bottling operations	0	110	0
Net cash flows used in investing activities	(488)	(383)	(272)
Changes from financing cash flows
Proceeds from borrowings, net of issuance costs	350	3,174	495
Repayments on third-party borrowings	(1,180)	(241)	(431)
Changes in short-term borrowings	250	(183)	47
Interest paid	(94)	(110)	(91)
Dividends paid	(489)	(204)	(232)
Exercise of employee share options	13	18	19
Repurchases of share-based payments	0	(27)	0
Settlement of debt-related cross-currency swaps	0	0	50
Repayment of loan with TCCC assumed in acquisition	0	(73)	0
Return of capital to CCE shareholders	0	(2,963)	0
Share repurchases under share repurchase programmes	0	0	(534)
Other financing activities, net	(2)	(17)	(8)
Net cash flows used in financing activities	(1,152)	(626)	(685)
Net change in cash and cash equivalents	(17)	235	(35)
Net effect of currency exchange rate changes on cash and cash equivalents	(9)	(5)	7
Cash and cash equivalents at beginning of period	386	156	184
Cash and cash equivalents at end of period	€ 360	€ 386	€ 156